Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Year ended
Guernsey segment	December 31, 2017	December 31, 2016	December 31, 2015
Balance at beginning of year	19,622	23,462	24,821
Foreign exchange translation adjustment	1,907	(3,840)	(1,359)
Balance at end of year	21,529	19,622	23,462

Schedule of customer relationship intangible assets

	December 31, 2017			December 31, 2016
Business segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(9,748)	20,037	29,785	(7,762)	22,023
Cayman	12,324	(3,557)	8,767	12,324	(2,782)	9,542
Guernsey	58,420	(48,158)	10,262	58,420	(47,696)	10,724
Total	100,529	(61,463)	39,066	100,529	(58,240)	42,289